UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05041

CREDIT SUISSE LARGE CAP GROWTH FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2007 to January 31, 2008

Item 1:             Schedule of Investments

Credit Suisse Large Cap Growth Fund

Schedule of Investments

January 31, 2008 (unaudited)

	Number of Shares	Value

COMMON STOCKS (99.6%)
Aerospace & Defense (3.6%)
Boeing Co.	16,900	$1,405,742
L-3 Communications Holdings, Inc.	1,100	121,913
Lockheed Martin Corp.	4,600	496,432
Raytheon Co.	6,600	429,924
Rockwell Collins, Inc.	9,300	587,760
United Technologies Corp.	3,100	227,571
		3,269,342
Air Freight & Couriers (0.4%)
FedEx Corp.	4,000	373,920
Auto Components (1.4%)
Autoliv, Inc.§	10,700	534,465
BorgWarner, Inc.§	14,600	738,906
		1,273,371
Automobiles (0.3%)
Avis Budget Group, Inc.*§	4,900	65,415
Hertz Global Holdings, Inc.*§	14,600	217,832
		283,247
Banks (0.3%)
Northern Trust Corp.	3,200	234,752
Beverages (2.9%)
Coca-Cola Co.	10,000	591,700
Pepsi Bottling Group, Inc.	15,900	554,115
PepsiAmericas, Inc.	3,000	73,920
PepsiCo, Inc.	20,500	1,397,895
		2,617,630
Biotechnology (1.7%)
Amgen, Inc.*	10,700	498,513
Celgene Corp.*§	1,800	100,998
Genentech, Inc.*	7,200	505,368
Genzyme Corp.*	5,600	437,528
		1,542,407
Chemicals (1.8%)
CF Industries Holdings, Inc.	1,200	128,316
Lubrizol Corp.	4,800	252,528
Monsanto Co.	11,400	1,281,816
		1,662,660
Commercial Services & Supplies (0.9%)
DST Systems, Inc.*§	4,600	328,900
Manpower, Inc.§	2,400	135,024
MasterCard, Inc. Class A§	1,400	289,800
Sotheby’s§	2,200	68,354
		822,078
Communications Equipment (4.8%)
Cisco Systems, Inc.*	100,100	2,452,450
Corning, Inc.	13,800	332,166
F5 Networks, Inc.*§	3,700	87,061
Juniper Networks, Inc.*	4,300	116,745
Qualcomm, Inc.	33,300	1,412,586
		4,401,008
Computers & Peripherals (7.0%)
Apple Computer, Inc.*	10,400	1,407,744
Dell, Inc.*	26,200	525,048

	Number of Shares	Value

COMMON STOCKS
Computers & Peripherals
Hewlett-Packard Co.	36,400	$1,592,500
International Business Machines Corp.	15,500	1,663,770
Network Appliance, Inc.*§	9,900	229,878
NVIDIA Corp.*	23,750	584,012
Western Digital Corp.*	14,800	391,460
		6,394,412
Construction & Engineering (0.3%)
Fluor Corp.	1,400	170,338
Foster Wheeler, Ltd.*	1,800	123,246
		293,584
Diversified Financials (3.9%)
Charles Schwab Corp.	13,100	292,130
Eaton Vance Corp.§	2,300	85,721
Federated Investors, Inc. Class B	2,600	110,682
First Marblehead Corp.§	8,500	139,740
Franklin Resources, Inc.	7,700	802,571
Merrill Lynch & Company, Inc.	11,000	620,400
Nasdaq Stock Market, Inc.*§	14,300	661,661
Nymex Holdings, Inc.	4,800	552,000
SEI Investments Co.	11,400	315,780
		3,580,685
Diversified Telecommunication Services (0.7%)
EchoStar Corp*	3,500	102,270
Sprint Nextel Corp.	8,200	86,346
Verizon Communications, Inc.	12,700	493,268
		681,884
Electric Utilities (1.5%)
Constellation Energy Group	3,000	281,880
Edison International	1,900	99,104
Mirant Corp.*§	13,900	512,076
Public Service Enterprise Group, Inc.	5,200	499,200
		1,392,260
Electrical Equipment (1.6%)
Energizer Holdings, Inc.*§	6,600	617,892
Rockwell Automation, Inc.	10,700	610,114
SunPower Corp. Class A*§	1,500	103,635
Thomas & Betts Corp.*	2,500	113,125
		1,444,766
Electronic Equipment & Instruments (0.7%)
Avnet, Inc.*	8,700	309,807
Broadcom Corp. Class A*	3,700	81,696
Thermo Fisher Scientific, Inc.*	3,300	169,917
Waters Corp.*	1,600	91,920
		653,340
Energy Equipment & Services (3.7%)
Bonneville Pacific Corp.*^	16,883	127
ENSCO International, Inc.§	11,900	608,328
Halliburton Co.	12,500	414,625
National-Oilwell Varco, Inc.*	12,400	746,852
Noble Corp.	15,200	665,304
Schlumberger, Ltd.	12,900	973,434
		3,408,670

	Number of Shares	Value

COMMON STOCKS
Food & Drug Retailing (1.1%)
Kroger Co.	28,900	$735,505
Safeway, Inc.	3,000	92,970
Terra Industries, Inc.*§	4,100	184,787
		1,013,262
Food Products (0.6%)
Corn Products International, Inc.§	12,500	422,500
Herbalife, Ltd.	3,100	123,008
		545,508
Gas Utilities (0.4%)
UGI Corp.	12,100	322,102
Healthcare Equipment & Supplies (3.3%)
Baxter International, Inc.	15,700	953,618
Becton Dickinson & Co.	6,900	597,057
Hlth Corp.*§	10,900	121,971
Kinetic Concepts, Inc.*§	11,100	552,558
Medtronic, Inc.	16,900	787,033
		3,012,237
Healthcare Providers & Services (4.8%)
Aetna, Inc.	15,100	804,226
Coventry Health Care, Inc.*	7,400	418,692
Express Scripts, Inc.*§	3,000	202,470
Humana, Inc.*	8,500	682,550
McKesson Corp.	9,000	565,110
UnitedHealth Group, Inc.	26,400	1,342,176
WellCare Health Plans, Inc.*§	3,800	178,562
WellPoint, Inc.*	1,900	148,580
		4,342,366
Household Durables (0.6%)
American Greetings Corp. Class A§	10,200	209,304
Whirlpool Corp.§	3,400	289,374
		498,678
Household Products (2.5%)
Church & Dwight Company, Inc.§	1,800	95,796
Clorox Co.	11,600	711,312
Procter & Gamble Co.	21,800	1,437,710
		2,244,818
Industrial Conglomerates (2.1%)
3M Co.	11,000	876,150
Honeywell International, Inc.	5,400	318,978
KBR, Inc.*	2,500	78,975
Tyco International, Ltd.	15,800	621,888
		1,895,991
Insurance (1.7%)
CNA Financial Corp.§	7,200	244,728
Endurance Specialty Holdings, Ltd.§	5,800	235,016
Prudential Financial, Inc.	8,300	700,271
XL Capital, Ltd. Class A§	7,300	328,500
		1,508,515
Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*§	6,700	520,590
Internet Software & Services (2.3%)
eBay, Inc.*	19,500	524,355
Google, Inc. Class A*	2,700	1,523,610

	Number of Shares	Value

COMMON STOCKS
Internet Software & Services
Yahoo!, Inc.*	4,200	$80,556
		2,128,521
IT Consulting & Services (1.5%)
Accenture, Ltd. Class A§	26,200	907,044
Cognizant Technology Solutions Corp. Class A*	16,300	454,770
		1,361,814
Machinery (1.8%)
Caterpillar, Inc.	10,200	725,628
Cummins, Inc.	12,200	589,016
Gardner Denver, Inc.*	3,100	100,564
Manitowoc Company, Inc.§	4,800	182,976
		1,598,184
Media (2.9%)
DIRECTV Group, Inc.*	22,300	503,534
DISH Network Corp. Class A*	20,300	573,272
News Corp. Class A	45,000	850,500
Regal Entertainment Group Class A§	32,600	604,404
Walt Disney Co.	3,700	110,741
		2,642,451
Metals & Mining (1.0%)
Freeport-McMoRan Copper & Gold, Inc.	7,670	682,860
Nucor Corp.	1,900	109,820
Southern Copper Corp.§	1,600	150,144
		942,824
Multiline Retail (1.8%)
Big Lots, Inc.*§	3,800	65,968
BJ’s Wholesale Club, Inc.*§	3,500	113,540
Wal-Mart Stores, Inc.	28,100	1,429,728
		1,609,236
Oil & Gas (5.6%)
Chevron Corp.	1,000	84,500
Continental Resources, Inc.*§	5,800	144,478
Exxon Mobil Corp.	22,400	1,935,360
Frontier Oil Corp.	2,900	102,283
Occidental Petroleum Corp.	9,000	610,830
Tesoro Corp.	10,200	398,310
Transocean, Inc.*	8,095	992,447
Valero Energy Corp.	14,100	834,579
		5,102,787
Pharmaceuticals (8.5%)
Abbott Laboratories	9,700	546,110
Bristol-Myers Squibb Co.	43,400	1,006,446
Eli Lilly and Co.	2,100	108,192
Endo Pharmaceuticals Holdings, Inc.*	8,300	216,962
Forest Laboratories, Inc.*	7,500	298,275
Johnson & Johnson	23,900	1,511,914
Medco Health Solutions, Inc.*	8,600	430,688
Medicis Pharmaceutical Corp. Class A§	4,000	81,240
Merck & Company, Inc.	19,300	893,204
Pfizer, Inc.	27,400	640,886
Schering-Plough Corp.	39,300	769,101
Sepracor, Inc.*§	21,500	607,160
Warner Chilcott, Ltd. Class A*§	16,700	283,065
Watson Pharmaceuticals, Inc.*§	14,400	375,984
		7,769,227

	Number of Shares	Value

COMMON STOCKS
Real Estate (0.5%)
Jones Lang LaSalle, Inc.§	6,100	$474,580
Road & Rail (0.9%)
Union Pacific Corp.	6,300	787,689
Semiconductor Equipment & Products (4.8%)
Analog Devices, Inc.	3,600	102,096
Applied Materials, Inc.	6,300	112,896
First Solar, Inc.*	900	163,593
Intel Corp.	103,600	2,196,320
MEMC Electronic Materials, Inc.*	7,600	543,096
Texas Instruments, Inc.	39,200	1,212,456
		4,330,457
Software (7.2%)
Adobe Systems, Inc.*	7,800	272,454
Autodesk, Inc.*	14,900	613,135
BMC Software, Inc.*	9,400	301,176
Microsoft Corp.	127,000	4,140,200
Oracle Corp.*	57,200	1,175,460
		6,502,425
Specialty Retail (2.0%)
Best Buy Company, Inc.	17,500	854,175
RadioShack Corp.§	31,200	541,320
Staples, Inc.	5,400	129,276
Tiffany & Co.§	6,500	259,350
		1,784,121
Textiles & Apparel (1.2%)
Coach, Inc.*	4,800	153,840
Nike, Inc. Class B	15,700	969,632
		1,123,472
Tobacco (2.0%)
Altria Group, Inc.	9,200	697,544
Loews Corp. Carolina Group	8,400	689,892
UST, Inc.§	8,600	446,856
		1,834,292
Wireless Telecommunication Services (0.4%)
Telephone and Data Systems, Inc.	6,800	358,632

TOTAL COMMON STOCKS (Cost $88,773,797)		90,584,795

SHORT-TERM INVESTMENT (14.6%)
State Street Navigator Prime Portfolio (Cost $13,245,345) §§	13,245,345	13,245,345

TOTAL INVESTMENTS AT VALUE (114.2%) (Cost $102,019,142)		103,830,140

LIABILITIES IN EXCESS OF OTHER ASSETS (-14.2%)		(12,891,493)

NET ASSETS (100.0%)		$90,938,647

*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
§	Security or portion thereof is on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $102,019,142, $7,711,849, $(5,900,851) and $1,810,998, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP GROWTH FUND

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 28, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 28, 2008